Taxation - Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets,
Tax loss carryforwards	¥ 175,198	¥ 241,136
Accruals and other liabilities	6,414	3,458
Advertising expenses carryforwards	83,290	73,182
Share based compensation	2,856
Intra-company IA Migration	11,946
Defined benefit liabilities	584	337
Total deferred tax assets	280,288	318,113
Less: Deferred sales commissions	(49,968)	(42,143)
Less: Valuation allowance	(220,052)	(275,633)	¥ (258,835)
Total deferred tax assets, net	10,268	¥ 337
Tax loss carryforwards
Tax loss carryforwards will expire in 2021	0
Tax loss carryforwards will expire in 2022	6,813
Tax loss carryforwards will expire in 2023	220,631
Tax loss carryforwards will expire in 2024	44,279
Tax loss carryforwards will expire in 2025	¥ 89,803